Warrants - Common Stock Warrants Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	13,219,597	5,447,940
Warrants, Ending Balance	66,789,624	13,219,597	5,447,940
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	13,219,597	5,447,940	274,420
Granted	58,800,000	26,617,714	5,331,520
Exercised	(5,229,973)	(17,547,639)	(158,000)
Expired		(1,298,418)
Warrants, Ending Balance	66,789,624	13,219,597	5,447,940	274,420
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 2.71	$ 4.17	$ 8.00
Granted	0.25	2.71	3.91
Exercised	2.55	2.47	0.20
Expired		2.48
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 0.39	$ 2.71	$ 4.17	$ 8.00
Warrants Weighted Average Remainder Contractual Terms Granted	5 years 10 months 24 days	4 years 3 months 18 days	5 years 6 months
Warrants Weighted Average Remainder Contractual Terms, Exercised		4 years	6 years 7 months 6 days
Warrants Weighted Average Remainder Contractual Terms, Expired		3 years 4 months 12 days
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding	5 years 9 months 18 days	4 years 8 months 12 days	4 years 10 months 24 days	4 years 2 months 12 days